Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	SPLASH BEVERAGE GROUP, INC.
Entity Central Index Key	0001553788
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	CO